Taxes (Details) - Schedule of Income Tax Provision	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Current:
Hong Kong	$ 297,067	$ 38,045	$ 467,592	$ 1,342,379
Total provision for income taxes	$ 297,067	$ 38,045	$ 467,592	$ 1,342,379